Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 27, 2023	Jun. 30, 2021	Jun. 17, 2021	Jun. 14, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Jan. 01, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award vested number of shares			7,700,000
Share based compensation expenses			$ 6,400		$ 2,886	$ 1,879	$ 4,824	$ 3,529	$ 6,253	$ 11,856
Number of common shares reserved for future issuance				3,000,000							2,704,552	2,701,205
Percentage of total number of share capital outstanding				1.00%
Share based payment award options vested and exercisable shares					17,698,142		17,698,142		22,083,111	18,950,899
Share based payment award options vested and exercisable weighted average exercise price					$ 0.72		$ 0.72		$ 1.34	$ 1.28
Numbe of stock options exercised							7,558,033	0	0
Share based payment award shares issued									334,684	79,212
Proceeds from stock options exercised							$ 8,000		$ 100	$ 100
Intrinsic value of stock options exercised										100
Share based compensation non vested shares urecognized compensation expense									0	$ 9,100
Share based compensation non vested shares urecognized compensation expense, recognition peiod										3 years 7 months 6 days
Shares issued	17,285,155				18,285,155		18,285,155
Percentage of total options outstanding	43.00%				53.20%		53.20%
Percentage of eligible compensation				15.00%
Share based compensation plan modification incremental cost							$ 1,200
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							6,600
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 19,700		19,700
Two Thousand And Sixteen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of fair market value of ordinary shares		100.00%
Share based payment award expiration period		10 years
Two Thousand And Twenty One Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award expiration period			10 years
Number of common shares reserved for future issuance			56,094,909								13,522,762	13,506,027
Percentage of total number of share capital outstanding			5.00%
Maximum number of shares authorized for issuance upon exercise of incentive share options			200,000,000
Share based payment award vesting percentage			25.00%
Share based compensation, vesting period			3 years
Two Thousand And Twenty One Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award shares issued										105,329
Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award shares issued						201,537		207,935
Proceeds from stock options exercised							100
Share based compensation non vested shares urecognized compensation expense					$ 0		$ 0		$ 0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares reserved for future issuance											8,405,757	5,701,205
Maximum [Member] | Two Thousand And Twenty One Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares reserved for future issuance											83,123,698	69,600,936
American Depositary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation ,exercise price upper range limit	$ 1.95						$ 1.95
Shares issued					5,384,063		5,384,063
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbe of stock options exercised					7,558,033		7,558,033
Share based compensation ,exercise price upper range limit	$ 0.28						$ 0.28
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation non vested shares urecognized compensation expense					$ 5,200		$ 5,200
Share based compensation non vested shares urecognized compensation expense, recognition peiod							2 years 7 months 6 days
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses					$ 100		$ 800
Share based compensation non vested shares urecognized compensation expense, recognition peiod							3 years 1 month 6 days